Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Schedule of Revenue
	2024	2023	2022
	USD	USD	USD

Revenue from subscriptions	64,991,807	24,557,650	27,061,318
Revenue from advertisement (1)	11,221,050	9,900,071	12,057,903
Revenue from live events	1,880,548	6,922,719	9,362,794
	78,093,405	41,380,440	48,482,015
Goods and services transferred at a point in time	13,101,598	16,822,790	21,420,697
Goods and services transferred over time	64,991,807	24,557,650	27,061,318
	78,093,405	41,380,440	48,482,015

(1)	Revenue from advertisement for the year ended December 31, 2024, 2023 and 2022 include barter transactions amounting to USD 2,546,572, USD 111,996 and USD 4,270,233 respectively.